GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
GOVERNMENT GRANTS

NOTE 19 - GOVERNMENT GRANTS

The Government of Israel encourages research and development projects oriented towards products for export or projects which will otherwise benefit the Israeli economy. This is conducted via the Israel Innovation Authority (IIA), which replaced the former Office of the Chief Scientist (OCS).

The Group has an approved project with the IIA under which it received a total of 162 in prior years.

The Group is subject to paying 3% of its relevant revenues until repayment of the entire grant. As of December 31, 2022, the Group paid an amount of 3.

The difference between the consideration received and the liability recognized at inception (present value) was treated as a government grant according to IAS 20 and recognized as a reimbursement of research expenses.

	December 31, 2022	December 31, 2021
Short term liability at year end	50	30
Long term liability at year end	85	85
Total	135	115

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)